Transactions with Related Parties (Details) $ in Thousands							11 Months Ended
	Dec. 28, 2022 shares	Nov. 28, 2022 USD ($) shares	Oct. 14, 2022 shares	Jul. 26, 2022 USD ($) Vessel shares	Jul. 05, 2022 USD ($) shares	Jan. 20, 2022 USD ($) shares	Dec. 31, 2022 USD ($) Vessel shares	Dec. 27, 2022 USD ($) Vessel	Dec. 21, 2022 Vessel	Nov. 29, 2022 Vessel
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares						1,512,004
Spin-off transaction						$ 18,728	$ 18,728
Cash received from issuance of preferred stock							$ 10,000
Number of vessels acquired | Vessel				4						2
Preferred stock, shares outstanding (in shares) | shares							40,000
Redemption of preferred stock							$ 10,500
Dividends paid							243
Due to related parties							$ 829
Notice period for non-renewal of agreement							3 months
Automatic extension period of agreement							12 months
Management fees - related party							$ 285
Number of vessels to be acquired | Vessel							2		2
Aggregate purchase price								$ 36,250
Certain Service Providers [Member]
Transactions with Related Party [Abstract]
Shares granted (in shares) | shares	120,000		200,000
Maximum [Member]
Transactions with Related Party [Abstract]
Term of short-term charters							13 months
Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Party [Abstract]
Working capital contribution					$ 5,000	$ 5,000
Due to related parties							$ 439
Daily fixed administration fee per vessel							325
Management fees - related party							$ 203
Series B Preferred Stock [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares						40,000
Preferred stock, shares outstanding (in shares) | shares							40,000
Series B Preferred Stock [Member] | Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares						40,000
Series C Preferred Stock [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares						5,000
Issuance of preferred stock (in shares) | shares				5,000
Preferred stock, shares outstanding (in shares) | shares		10,000					0
Redemption price as a percentage of stated value		105.00%			105.00%
Redemption of preferred stock		$ 10,500
Dividends paid		$ 243
Series C Preferred Stock [Member] | Seanergy Maritime Holdings Corp. [Member]
Transactions with Related Party [Abstract]
Issuance of shares in spin-off transaction (in shares) | shares					5,000	5,000
Issuance of preferred stock (in shares) | shares				5,000
Cash received from issuance of preferred stock				$ 5,000		$ 5,000
Seanergy Management Corp [Member]
Transactions with Related Party [Abstract]
Due to related parties							$ 390
Commercial management fee							1.25%
Percentage of contract price paid on purchase or sale of vessel							1.00%
Commercial management fees							$ 296
Fees charged in relation to sale and purchase services							1,810
Number of vessels to be acquired | Vessel								2
Seanergy Shipmanagement [Member]
Transactions with Related Party [Abstract]
Due to related parties							0
Management fees - related party							82
Monthly fixed management fee							$ 14